ENTITY-WIDE DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	$ 34,364	[1]	$ 36,263	[1]	$ 36,837	[1]
Total revenues - services	45,187		41,652		36,902
Long-lived assets - sale of products	5,748	[2]	8,417		8,528
Long-lived assets - service revenues	5,399		4,493		4,325
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	6,248	[1]	9,147	[1]	8,218	[1]
Total revenues - services	612		468		384
Long-lived assets - sale of products	5,748	[2]	8,417		8,528
Long-lived assets - service revenues
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	18,016	[1]	16,475	[1]	21,495	[1]
Total revenues - services	27,639		25,648		25,416
Long-lived assets - sale of products
Long-lived assets - service revenues	5,399		4,493		4,325
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	5,482	[1]	4,604	[1]	3,264	[1]
Long-lived assets - sale of products
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - services	1,553		3,303		4,378
Long-lived assets - service revenues
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	2,292	[1]	1,966	[1]	2,507	[1]
Total revenues - services	7,658		4,624		3,875
Long-lived assets - sale of products
Long-lived assets - service revenues
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sales of products	2,326	[1]	4,071	[1]	1,353	[1]
Total revenues - services	7,725		7,609		2,849
Long-lived assets - sale of products
Long-lived assets - service revenues

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.
[2]	Excluding held for sale assets at December 31, 2013